Financial Instruments - Movement in Contingent Consideration Categorized Under Level 3 Fair Value Measurement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Payouts		$ 1,745	$ 6,922
Fair value on recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	$ 0	3,197
Additions	0
Payouts	0	(3,279)
Gain recognized in the consolidated statement of income	0
Finance expense recognized in the consolidated statement of income	0	82
Ending Balance	$ 0	$ 0	$ 3,197